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March 23, 2010

VIA EDGAR

Sonny Oh
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re: SBL Fund - Registration Statement on Form N-14 for the Merger of Series H into Series A (File No. 333-164581)

Dear Mr. Oh:

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the registration statement on Form N-14 filed on January 29, 2010 and amended on February 23, 2010 (the "Registration Statement") by SBL Fund (the "Registrant"), on behalf of its Series A series (the "Acquiring Series"). The Registration Statement has been filed in connection with the proposed reorganization (the "Reorganization") of Series H, a separate series of the Registrant, (the "Acquired Series" and with the Acquiring Series, the "Series") with and into the Acquiring Series. The SEC staff's comments were conveyed orally by Sonny Oh of the SEC Division of Investment Management via telephone conference with Julien Bourgeois at Dechert LLP on February 25, 2010. A summary of the SEC staff's comments, followed by the responses of the Registrant, is set forth below. In response to the comments, the Registrant has revised the Registration Statement and is filing the amended Registration Statement on or about March 23, 2010 pursuant to Section 8(a) under the Securities Act of 1933 (the "1933 Act").

I.   GENERAL PROXY STATEMENT/PROSPECTUS COMMENTS

1) COMMENT: Please provide the "Title of Securities Being Registered" on the Facing Sheet of the Registration Statement pursuant to the instruction for the facing sheet of Form N-14.

     RESPONSE: The requested information has been provided in response to the staff's comment.

2) COMMENT: Please make sure for clarity and consistency purposes the use of certain terms including defined terms, such as: (a) "Proxy
     Statement/Prospectus" versus "Prospectus/Proxy Statement"; (b) "insurance contract owners" versus "contract owners" or "owners of the variable insurance contracts"; and (c) "withhold authority."

     RESPONSE: In response to the staff's comment, the Registrant has revised to Registration Statement to eliminate the inconsistent and unclear terms.

3) COMMENT: The staff suggests that the "Dear Policyowners" letter clarify why shareholder votes are sought and that the Registration Statement includes in the Q&A section a Q&A similar to what is disclosed in the 3rd paragraph of the Introduction.


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     RESPONSE: The suggested information has been provided in response to the staff's comment.

4) COMMENT: In the last two Q&As in the Q&A section, please clarify how shares indirectly owned by insurance contract owners will be counted if no voting instructions are received and indicate whether shareholders can revoke their proxies.

     RESPONSE: The Q&As have been revised in response to the staff's comment.

5) COMMENT: Please provide, or confirm the existence of, a brief description of the Acquiring Series' investment objective(s) on the front cover page of the Registration Statement in accordance with Form N-14, Item 1(b)(2).

     RESPONSE: The Registrant confirms that it is currently stated in the section "Introduction" shown on the front cover page of the Registration Statement that the Acquiring Series' "investment objective is long-term growth of capital."

6) COMMENT 6(a): Please reconcile the "dates" difference regarding the disclosure about shares of the Acquiring Series held by the Acquired Series shareholders immediately after the Reorganization. The current disclosure in the section "Summary" states "as of the close of business on the Closing Date" while the disclosure in the sub-section "Information About the Reorganization - The Reorganization Plan" states "as of the close of business on the business day preceding the Closing Date."

     RESPONSE: The above disclosure in the sub-section "Information About the Reorganization - The Reorganization Plan" has been revised to match that of the disclosure in the section "Summary" and now states as follows:

               After the Reorganization, each shareholder of the Acquired Series will own shares in the Acquiring Series having an aggregate value equal to the aggregate value of shares of the Acquired Series held by that shareholder as of the close of business on the Closing Date.

     COMMENT 6(b): Based on the Acquired Series' fee waiver included in the Registrant's registration statement on Form N-1A filed under Rule 485(a) of the 1933 Act on February 12, 2010 (File No. 002-59353) (the "February 12 Filing") and the numbers in the corresponding fee table, please confirm the disclosure in the section "Summary" that "[t]he annual operating expense ratio for shareholders of the Acquiring Series could be lower than that of the Acquired Series...." In addition, this disclosure refers to the fiscal year ended December 31, 2009, while the expenses in the fee table in the Registration Statement were based on the twelve months period ended June 30, 2009. Please reconcile.

     RESPONSE: The Registrant confirms that the disclosure above is accurate. The expense ratios and fee waiver shown in the February 12 Filing are incorrect and will be revised in the Registrant's registration statement to be filed under Rule 485(b). In addition, in response to Comment 17-1 below, the Registrant has revised the expenses in the fee table to reflect new numbers based on the fiscal year ended December 31, 2009.


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     COMMENT 6(c): A bullet point in the section "Summary" currently includes a statement that "past performance is not an indication of future results." Please repeat this statement in other sections of the Registration Statement where fund performance is discussed.

     RESPONSE: The Registrant has added the statement in response to the staff's comment.

     COMMENT 6(d): In the bullet point disclosing the impact of sale and purchase transactions during the portfolio transitioning period in the section "Summary," please add a disclosure about the impact on the aggregate value of the Series.

     RESPONSE: The disclosure has been added to state as follows:

               Such sales and purchases could result in increased transaction costs, all or part of which are ultimately borne by shareholders, and reduce the net asset value of the Series. (Addition is
               --------------------------------------------
               underlined.)

     COMMENT 6(e): Please include a comparative discussion of the risks of the Series above the section that compares the investment objectives and principal investment strategies of the Series in accordance with Form N-14,
     Item 3(c).

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 6(f): Please move the section that compares fees and expenses of the Series above the section that compares the investment objectives and principal investment strategies of the Series.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

7) COMMENT: Please make sure that the principal risks listed in the table "Comparison of Principal Risks" are consistent with the risks described in the following section "Principal Risks of Investing in the Series."

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

8) COMMENT 8(a): The February 12 Filing states that the Acquired Series' total fund operating expense ratio, fee waiver, and net expense ratio are 0.99%, -0.25%, and 0.74%, respectively, and that the fee waiver will be effective through April 30, 2011. If this statement is correct, please revise the fee tables in the Registration Statement and add a disclosure to the preamble to the fee tables that shareholder approval of the Reorganization will result in a combined fund with an annual fund operating expense ratio higher than that of the Acquired Series.

     RESPONSE: The Registrant appreciates the staff's comment. As explained in our response to Comment 6(b) above, the statement in the February 12 Filing is incorrect and will be revised in the Registrant's registration statement to be filed under Rule 485(b).

     COMMENT 8(b): If the statement above is correct, please revise the current disclosure in the Registration Statement's fee example table.


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     RESPONSE: The examples have been revised to reflect new expense ratios based on the fiscal year ended December 31, 2009.

9) COMMENT: The Acquired Series' performance chart and both Series' performance tables use parentheses to show negative performance, while the Acquiring Series' performance chart uses a negative symbol to show negative performance. Please correct for consistency.

     RESPONSE: The Registration Statement has been revised so that all negative performance is reflected with a negative symbol.

10) COMMENT 10(a): Please add a disclosure about other options considered by the Board of Directors of the Acquired Series if shareholders of the Acquired Series do not approve the Reorganization.

     RESPONSE: The following disclosure has been added to the sub-section "Information About the Reorganization - Board Considerations":

          10. other options if shareholders of the Acquired Series do not approve the proposed Reorganization and/or if the Reorganization does not take place, including liquidation of the Acquired Series.

     COMMENT 10(b): Under the sub-section "Information About the Reorganization
     - The Reorganization Plan," please disclose that a tax opinion will be delivered to the Series as a condition to the closing of the Reorganization.

     RESPONSE: The disclosure has been added in response to the staff's comment.

     COMMENT 10(c): Please consider whether including information regarding capital loss carryforwards in the sub-section "Information About the Reorganization - Tax Considerations" would be appropriate.

     RESPONSE: As we discussed, in light of the insurance-dedicated character of the Series, no additional information is necessary.

11) COMMENT 11(a): The sub-section "General Information - Shareholder Voting" currently discloses how an insurance company will vote shares of the Acquired Series held in its separate account for which it has not received timely instructions. Please also disclose how the insurance company will vote shares of the Acquired Series for which it did not receive instructions.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 11(b): Pursuant to Form N-14, Item 7(c), please provide in the section "General Information" the name, address and percentages of ownership of each person who owns of record or beneficially 5 percent or more of any class of either Series' outstanding equity securities.

     RESPONSE: In the prior structure of the Registration Statement, this information would be provided in Appendix D to the Registration Statement. However, in response to the staff's comment, the Registration Statement will include this information in the section "General Information."


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     COMMENT 11(c): Please confirm the voting requirement for shareholder approval of the Reorganization.

     RESPONSE: The Registrant confirms that the voting requirement disclosed in the Registration Statement is accurate.

     COMMENT 11(d): Please disclose the effect of broker non-votes pursuant to Form N-14, Item 22(c)(2) and Schedule 14A, Item 21(b), if applicable.

     RESPONSE: Shares of the Acquired Series are held by insurance company separate accounts. As a result, there are no broker non-votes.

12) COMMENT: Please disclose if either or both Series are subject to a higher risk of market timing activity, e.g., because of a Series' investment in foreign securities. If so, please disclose.

     RESPONSE: The comment has been considered and it is believed that none of the Series is subject to a high risk of market timing.

13) COMMENT: Please disclose, if applicable, whether reinvestments of dividends and distributions are subject to sales charges.

     RESPONSE: Neither Series imposes any sales charges on investments in the Series, and thus reinvestment of a Series' dividend or distribution payment is not subject to any sales charges by the Series.

14) COMMENT: In order to have a more balanced comparison between the Series, please provide performance update for the Acquired Series similar to what is currently provided in Appendix C for the Acquiring Series.

     RESPONSE: In response to the staff's comment, the performance update for the Acquired Series has been added to the Appendix C.

15) COMMENT 15(a): Please disclose in the Notice of Special Meeting of Shareholders and the section "Introduction" the information about the change of control of the Series' investment adviser and the solicitation of shareholder approval of new investment advisory agreements.

     RESPONSE: The disclosure has been added in response to the staff's comment.

     COMMENT 15(b): Please disclose under a separate heading in the Q&A section the information about the change of control of the Series' investment adviser and the solicitation of shareholder approval of new investment advisory agreements.

     RESPONSE: The disclosure has been added in response to the staff's comment.

     COMMENT 15(c): The current disclosure regarding the Reorganization being "approved" and consummated" appears confusing. Please revise.

     RESPONSE: The Registrant has made the revision in response to the staff's comment.


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     COMMENT 15(d): The Registration Statement briefly discusses the change of control of the Series' investment adviser and the Series' new investment advisory agreements. Please clarify if these new investment advisory agreements are similar to the Series' current investment advisory agreements.

     RESPONSE: The Registrant has added to the Registration Statement a statement that the terms of the Series' new investment advisory agreements are substantially identical to those of the Series' current investment advisory agreements.

     COMMENT 15(e): A Board consideration on page 14 states that "the pending change of control of Security Investors as a result of the acquisition of
     Security Investors...." Please disclose how this consideration is relevant to the Board's considerations of the Reorganization.

     RESPONSE: The above Board consideration has been revised to state more clearly how relevant it is to the Board's considerations of the Reorganization.

16) COMMENT: In the Part C, Item 16 of the Registration Statement, please consider whether it is appropriate to provide the exhibit of the Series' sub-advisory agreement filed as part of the Registration Statement.

     RESPONSE: Only the Acquired Series has a sub-adviser and the Acquiring Series does not have any sub-adviser. The Registration Statement is of the Acquiring Series, and not of the Acquired Series. As such and in accordance with Form N-14 requirements, the Registrant does not incorporate by reference in the Part C the exhibit of the Acquired Series' sub-advisory agreement.


II.  ACCOUNTING COMMENTS

17) COMMENT 17-1: The financial statements should be dated within 245 days of the proposed effective date (March 5, 2010) to be in compliance with Regulation S-X, Rule 3-18(c). Thus, please revise to show 12/13/09 data. In addition, please update the expense tables and the capitalization table in the Proxy Statement/Prospectus accordingly.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 17-2: If it can be estimated, please disclose: (i) the percentage of the Acquired Series' portfolio holdings that may be sold prior to the closing of the Reorganization as part of the portfolio transitioning, and
     (ii) the costs (such as brokerage costs) to be incurred by shareholders of the Acquired Series as a result of this portfolio transitioning.

     RESPONSE: The disclosure has been added in a note to the pro forma financial statements, which is added in response to Comment 17-9 below.

     COMMENT 17-3: In the section "Capitalization of the Series" in the Proxy Statement/Prospectus, please disclose the Acquired Series' share of the reorganization costs and update the "Adjustment" and the "Pro Forma" columns to reflect the impact of the Acquired Series paying for these expenses.


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     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 17-4: In the section "Capitalization of the Series" in the Proxy Statement/Prospectus, please add a note to discuss the sources for the adjustment numbers in capitalization tables and reflect reorganization costs.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 17-5: In the section "Capitalization of the Series" in the Proxy Statement/Prospectus, the adjustment to the shares outstanding should be revised from 2,518,393 to (3,174,333) in order for the table to sum to the Pro Forma outstanding shares of 12,351,617.

     RESPONSE: The section "Capitalization of the Series" has been revised to reflect the December 31, 2009 data.

     COMMENT 17-6: In the Pro Forma Statement of Assets and Liabilities, please disclose the adjustment for the transition costs to the extent they can be estimated. The net asset amount in this statement should agree with that in the capitalization table.

     RESPONSE: The adjustment for the estimated transition costs has been added in response to the staff's comment. The Registrant confirms that as the Registration Statement has been revised to reflect the December 31, 2009 data, the net asset amount in the Pro Forma Statement of Assets and Liabilities matches that in the capitalization table.

     COMMENT 17-7: In the Pro Forma Statement of Assets and Liabilities, the adjustment to the capital shares outstanding should be revised from 2,518,393 to (3,174,333) so that all numbers would be added up to arrive at the Pro Forma capital shares outstanding (see Comment 17-5 above).

     RESPONSE: The section Pro Forma Statement of Assets and Liabilities has been revised to reflect the December 31, 2009 data.

     COMMENT 17-8: In the Pro Forma Notes to Combining Financial Statements, please provide a note about the payment of reorganization costs, including the estimated amount of the costs and who is responsible for the costs. Please also provide a note that management is using estimates to prepare the Pro Forma Financial Statements and the actual results could be different from those estimates.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

     COMMENT 17-9: In the Pro Forma Notes to Combining Financial Statements, please disclose whether the portfolio transitioning plan is expected to take place prior to the closing of the Reorganization.

     RESPONSE: The Registration Statement has been revised in response to the staff's comment.

III. MISCELLANEOUS


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18)  COMMENT: Please include standard Tandy representation language.

     RESPONSE: We make the following representations:

          o The Registrant is responsible for the adequacy and accuracy of the disclosure in the its filings;

          o SEC staff comments or changes to disclosure in response to SEC staff comments in a filing reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

          o The Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

/s/ Amy J. Lee
-----------------------
Amy J. Lee
Secretary
Security Investors, LLC

cc: Julien Bourgeois, Esq.
    Dechert LLP